Segmented information	12 Months Ended
Dec. 31, 2024
Segmented information
Segmented information
32.	Segmented information

The chief decision-maker organizes and manages the business under geographic segments, being the acquisition, exploration and development of mineral properties. The assets related to the exploration, evaluation and development of mining projects are located in Canada, Mexico, and the USA and are detailed as follows as at December 31, 2024 and December 31, 2023:

	2024
	Canada	Mexico	USA	Total
	$	$	$	$
Other assets (non-current)	10,864	15,499	4,722	31,085
Mining interests	440,458	23,368	42,844	506,670
Property, plant and equipment	57,358	9,425	20,340	87,123
Exploration and evaluation	4,464	—	81,794	86,258
Total non-current assets	513,144	48,292	149,700	711,136

	2023
	Canada	Mexico	USA	Total
	$	$	$	$
Other assets (non-current)	15,794	20,728	8,106	44,628
Mining interests	391,324	21,432	38,939	451,695
Property, plant and equipment	61,012	13,479	22,794	97,285
Exploration and evaluation	3,747	—	66,388	70,135
Total non-current assets	471,877	55,639	136,227	663,743

The operating losses related to the mining projects located in Canada, Mexico and the USA for the years ended December 31, 2024 and 2023 are as follows:

	Canada	Mexico	USA	Total
	$	$	$	$
For the year ended December 31, 2024
Revenues	293	—	4,267	4,560
Cost of sales	(224)	—	(4,553)	(4,777)
Other operating costs	(21,561)	(10,760)	(7,439)	(39,760)
General and administrative	(23,760)	(36)	(3,518)	(27,314)
Exploration and evaluation, net of tax credits	(13)	(261)	—	(274)
Impairment of assets	(4,894)	—	(847)	(5,741)
Operating loss	(50,159)	(11,057)	(12,090)	(73,306)

For the year ended December 31, 2023
Revenues	7,896	8,814	14,915	31,625
Cost of sales	(7,695)	(9,983)	(14,614)	(32,292)
Other operating costs	(23,547)	(4,836)	(177)	(28,560)
General and administrative	(29,701)	(2,040)	(8,329)	(40,070)
Exploration and evaluation, net of tax credits	(1,567)	(202)	—	(1,769)
Impairment of assets	—	5,278	(143,649)	(138,371)
Operating loss	(54,614)	(2,969)	(151,854)	(209,437)